DIVIDENDS AND CAPITAL DISTRIBUTIONS	6 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
DIVIDENDS AND CAPITAL DISTRIBUTIONS	DIVIDENDS AND CAPITAL DISTRIBUTIONS There were no dividends paid or capital distributions paid during the six-month periods ended June 30, 2026 and 2025.